INVENTORY	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INVENTORY	NOTE – 14 INVENTORY
	As of March 31,
	2025	2026
	HKD	HKD
Finished goods	$305,307	$-
The balance as of March 31, 2025 represented finished goods to be sold at merchandise trading.